Expense Example - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF - Fidelity High Yield Factor ETF
Oct. 01, 2024 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443